Schedule of Investments (unaudited) July 31, 2020	iShares® Cohen & Steers REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 6.6%
Ventas Inc.	1,280,562	$49,122,358
Welltower Inc.	1,394,009	74,663,122

		123,785,480

Hotel & Resort REITs — 1.4%
Host Hotels & Resorts Inc.(a)	2,463,915	26,561,004

Industrial REITs — 11.6%
Duke Realty Corp.	1,262,819	50,752,696
Prologis Inc.	1,579,257	166,485,273

		217,237,969

Office REITs — 10.1%
Alexandria Real Estate Equities Inc.(a)	421,200	74,784,060
Boston Properties Inc.	494,029	44,013,044
Cousins Properties Inc.	504,214	15,489,454
Douglas Emmett Inc.	566,337	16,503,060
Kilroy Realty Corp.	363,713	21,193,556
Vornado Realty Trust	544,217	18,786,371

		190,769,545

Residential REITs — 20.7%
American Campus Communities Inc.	471,109	16,790,325
AvalonBay Communities Inc.	479,819	73,469,885
Equity LifeStyle Properties Inc.	625,509	42,734,775
Equity Residential	1,199,267	64,316,689
Essex Property Trust Inc.	227,029	50,114,382
Invitation Homes Inc.	1,849,563	55,153,969
Sun Communities Inc.	337,611	50,618,017
UDR Inc.	1,006,806	36,446,377

		389,644,419

Retail REITs — 10.6%
Federal Realty Investment Trust	241,302	18,411,343
National Retail Properties Inc.	589,672	20,903,872
Realty Income Corp.	1,177,377	70,701,489
Regency Centers Corp.	575,675	23,619,945
Simon Property Group Inc.	1,054,244	65,732,113

		199,368,762

Security	Shares	Value

Specialized REITs — 38.7%
American Tower Corp.	585,651	$153,083,315
Digital Realty Trust Inc.	903,070	144,978,858
Equinix Inc.	204,453	160,593,742
Extra Space Storage Inc.	444,947	45,980,823
Public Storage	516,106	103,159,267
SBA Communications Corp.	386,846	120,518,003

		728,314,008

Total Common Stocks — 99.7% (Cost: $1,817,642,072)		1,875,681,187

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(b)(c)(d)	77,286,810	77,371,825
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	4,860,000	4,860,000

		82,231,825

Total Short -Term Investments — 4.4% (Cost: $82,246,539)		82,231,825

Total Investments in Securities — 104.1% (Cost: $1,899,888,611)		1,957,913,012

Other Assets, Less Liabilities — (4.1)%		(76,793,630)

Net Assets — 100.0%		$1,881,119,382

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,103,503	$21,267,213	(a)	$—	$48,175	$(47,066)	$77,371,825	77,286,810	$35,982	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,230,000	630,000	(a)	—	—	—	4,860,000	4,860,000	1,545		—

					$48,175	$(47,066)	$82,231,825		$37,527		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Cohen & Steers REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	153	09/18/20	$4,927	$255,346

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,875,681,187	$—	$—	$1,875,681,187
Money Market Funds	82,231,825	—	—	82,231,825

	$1,957,913,012	$—	$—	$1,957,913,012

Derivative financial instruments(a)
Assets
Futures Contracts	$255,346	$—	$—	$255,346

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2